List of accounting policies (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure of significant accounting policies [Abstract]
Expected impact of initial application of new standards or interpretation [Policy Text Block]	Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretations
The accounting policies and methods applied for the preparation of the Consolidated Financial Statements do not differ significantly to those applied in the consolidated financial statements of the Group for the year ended December 31, 2023 (as set forth in Note 2 thereto), except for the entry into force of new standards and interpretations in the year 2024, among which the following should be highlighted:

Changes during the first semester [Policy Text Block]	Standards and interpretations that became effective in the first six months of 2024
Amendment to IFRS 16 "Leases"
The International Accounting Standard Board (hereinafter, "IASB") has issued an amendment to IFRS 16 that clarifies the requirements for sale-and-leaseback transactions. The new requirements established that the seller-lessee shall determine ‘lease payments’ or ‘revised lease payments’ in a way such that the seller-lessee would not recognize any amount of the gain or loss that relates to the right of use retained by the seller-lessee. The amendments have become effective on January 1, 2024. The standard has not had any significant impact on the consolidated financial statements of the BBVA Group.

Standard and interpretations not entered into force [Policy Text Block]	Standards and interpretations issued but not yet effective as of June 30, 2024
The following new International Financial Reporting Standards together with their Interpretations or Modifications had been published at the date of preparation of the Consolidated Financial Statements, which are not mandatory as of June 30, 2024. Although in some cases the IASB allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.
Amendment to - IAS 21 "Effects of changes in foreign exchange rates"
On August 15, 2023, the IASB issued a series of amendments to IAS 21 - The effect of changes in foreign exchange rates. The standard has a double objective, on the one hand to provide guidance on when one currency is convertible into another and, second, how to determine the exchange rate to be used in accounting when it is concluded that such convertibility does not exist.
In relation to the first objective, one currency is convertible into another when an entity can obtain the other currency within a time frame that allows for a normal administrative delay; and through markets or exchange mechanisms in which an exchange transaction creates enforceable rights and obligations. If the entity determines that there is no convertibility between currencies, it must estimate an exchange rate. The standard does not establish a specific estimation technique for them, but rather establishes guidelines for their determination, allowing the use of an observable type without adjusting or using an estimation technique.
The modification to the standard will come into force on January 1, 2025. Early application is permitted, although the BBVA Group has not adopted it as of June 30, 2024.
IFRS 18 - "Presentation and Disclosures in Financial Statements"
On April 9, 2024, the IASB issued IFRS 18 "Presentation and Disclosures in Financial Statements" which introduces new requirements to improve the quality of information presented in financial statements and to promote analysis, transparency and comparability of companies' performance.
Specifically, IFRS 18 introduces three predefined expense categories (operating, investing, financing) and two subtotals ("operating profit" and "profit before financing and income taxes") to provide a consistent structure in the income statement and facilitate the analysis of the income statement. Additionally, it introduces disclosure requirements for management-defined performance measures (MPM). Finally, it establishes requirements and provides guidance on aggregation/disaggregation of the information to be provided in the primary financial statements.
This new standard will come into force on January 1, 2027, with early application permitted once it is adopted by the European Union.
Amendments to IFRS 9 and IFRS 7: Amendments to the classification and measurement of financial instruments
On May 30, 2024 the IASB issued amendments to IFRS 9 and IFRS 7 to clarify how to assess the contractual cash flow characteristics of financial assets that include contingent features such as environmental, social and governance (ESG). Additionally, they clarify that a financial liability should be derecognized on the 'settlement date' and introduce an accounting policy option to derecognize before that date financial liabilities that are settled using an electronic payment system. Finally, additional disclosures are required in IFRS 7 for financial instruments with contingent characteristics and equity instruments classified at fair value through other comprehensive income.
The amendments will come into force on January 1, 2026, although they may be applied earlier once they have been adopted by the European Union.
Other standards	Other standards
Amendments to IAS 12 - Project on international tax reform of GloBE standards (Pillar Two)
On December 20, 2021, the OECD (Organization for Economic Co-operation and Development) published an international tax initiative which sets forth a framework of rules ("GloBE - Global Anti-Base Erosion Rules") for the application of the "Pillar Two Model Rules", establishing a supplementary tax system (top-up tax) that makes the effective tax rate, in those jurisdictions where certain multinational groups are present, reach the minimum rate of 15%.
In May 2023, the IASB published an amendment to IAS 12 to clarify the accounting treatment of this initiative on the results arising from tax legislation enacted or substantively enacted in relation to Pillar Two in those jurisdictions where the aforementioned groups are present. This amendment:
•Sets a mandatory temporary exception to the accounting of deferred taxes in relation to the implementation of the rules of the Pillar Two model.
•Requires qualitative and quantitative disclosures that allow users to understand the entities' exposure to taxes that may arise from this initiative.
Likewise, in the event that the Pillar Two tax regulations have come into force, separate information is provided related to the tax expense, if applicable, derived from its application.
The BBVA Group applies the mandatory exception to the recognition and disclosure of deferred tax assets and liabilities in relation to Pillar Two. The information required by IAS 12 on the expected impact of this new regulation on the Group is provided below.
In the European Union, in December 2022, the Council adopted Directive 2022/2523 (hereinafter "the Directive"), incorporating the Model Rules into the European legal framework. The Directive includes, with some exceptions, the content of the aforementioned standards and sets December 31, 2023 as the deadline for their transposition by the Member States. Likewise, it provides that the corresponding provisions must enter into force with respect to the financial years beginning on or after that date. As a result, affected groups (those with a consolidated net turnover equal to or greater than €750 million in two of the last four years) must calculate their effective tax rate for Pillar Two purposes, for each jurisdiction in which they operate. In those cases in which the effective rate, calculated in accordance with the provisions of the Directive, is less than 15% for any jurisdiction, they will have to pay a complementary tax (top-up tax) in order to reach that 15%.
In Spain, the process of transposing the Directive into Spanish legislation is still ongoing. In this regard, on June 14, 2024, the draft law establishing a complementary tax (top-up tax) to guarantee a global minimum level of taxation of 15% for multinational groups and large national groups was published. Once the law is approved, it will foreseeably have effects, in general terms, for the tax periods that begin after December 31, 2023. In addition, Pillar Two legislation has been approved or is in the process of being approved, among others, in the other Member States of the European Union, including certain jurisdictions in which the Group operates. With regard to the jurisdictions of greatest relevance to the Group, in the case of Mexico, the corresponding legislation is still pending and there is no certainty, at the date of preparation of these Consolidated Financial Statements, as to whether approval thereof will take place and, if so, what will the effective date of the resulting legislation be, while in the case of Turkey, on July 16, 2024, the Government transmitted to Parliament a draft regulation that, among others, contemplates the implementation of Pillar Two tax regulation in the country.
BBVA Group is within the scope of application of the Pillar Two legislation. Once the legislation is approved in Spain, which is expected to occur at the end of year 2024, BBVA, S.A., as the ultimate parent entity, in general terms, must pay the complementary tax (top-up tax) that accrues, if applicable, in relation to those jurisdictions where the minimum effective tax rate of 15% is not reached. Notwithstanding this, in those countries in which a domestic complementary tax (top-up tax) is approved in accordance with the rules of Pillar Two, the Group entities will be subject to it.
Regarding the 2024 financial year, in order to estimate the potential impact of the Pillar Two legislation on the consolidated financial statements, the Group has carried out a preliminary evaluation of its exposure to the legislation related to Pillar Two, taking into account the application of transitional safe harbor and based on figures from the consolidated financial statements of the Group in each of the jurisdictions that comprise it.
As a result of this preliminary evaluation, as indicated in the consolidated financial statements for the year ended December 31, 2023, the effective tax rate, in the majority of the jurisdictions in which the Group operates, with the exception of a small number of countries representing a non-material percentage of the BBVA Group's pre-tax profit, is expected to exceed 15%. In accordance with the above, based on the analysis carried out, for the financial year 2024 the Group does not anticipate significant economic impacts derived from the complementary tax (top-up tax) that would arise as a consequence of the application of Pillar Two. In this regard, it should be noted that this is a preliminary evaluation based on accounting information existing to date. The Group continues to monitor the legislative developments that are taking place in the jurisdictions where it is present, as well as analyzing the implications derived from the regulations.